Income taxes - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes - Text Details (Detail) [Line Items]
Tax expense (income)	[1]	€ 337	€ 193	€ 349
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations		€ 9	€ 14	€ 182
Applicable tax rate		25.00%	25.00%	25.00%
Net deferred tax assets		€ 1,721	€ 1,676
Deferred tax assets		1,865	1,828
Deferred tax liabilities		143	152
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates		239	203
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		327	186
Deductible temporary differences for which no deferred tax asset is recognised		31	37
Other tax liability	[2]	€ 186	€ 181

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Due to IFRIC 23 adoption, non-current tax liabilities are now shown as a separate caption on the balance sheet. For more details refer to the Significant accounting policies